Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2024
Inventory, Net [Abstract]
Schedule of Inventories, Net	Inventories, net consisted of the following:
	June 30,	December 31,
	2024	2023
Raw materials	$443,053	$434,179
Work in progress	1,723,788	1,688,000
Finished goods	151,303	227,526
Subtotal	2,318,144	2,349,705
Reserve for obsolete inventory	-	-
Total	$2,318,144	$2,349,705